                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end: 12-31
                        --------------------------------------------------------

Date of reporting period: 12-31-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Variable Portfolios II
Annual Report

December 31, 2006

[photo of winter scene]

VP Inflation Protection Fund

[american century investments logo and text logo]

[inside front cover blank]

Table of Contents

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   U.S. Fixed-Income Total Returns  . . . . . . . . . . . . . . . . . . . . 2

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of chief investment officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

MULTIPLE ECONOMIC INFLECTION POINTS IN 2006

The U.S. economy experienced inflection points in economic growth, inflation, and short-term interest rates in 2006. Real annualized gross domestic product
(GDP) growth peaked at a 5.6% rate in the first quarter, courtesy of healthy business growth, solid consumer spending, and a four-year low in the national unemployment rate.

However, higher interest rates and a flare-up in energy prices took a toll as the year progressed, triggering a significant housing-sector decline and tough times in the auto industry, which weighed on overall manufacturing activity.
Real annualized GDP growth slid to the 2-3% range for the remainder of the year.
Inflation fears increased as oil prices peaked in July, but clear signs of a cooling economy and easing energy prices in the latter part of the third quarter reduced those worries.

With the economy slowing and long-term inflation pressures apparently easing, the Federal Reserve (the Fed) halted its two-year rate-raising campaign in
August to assess the impact of its moves. The Fed continued to voice concerns about near-term inflation pressures, refusing to completely close the door on additional rate increases, but left its overnight rate target at a five-year high of 5.25%.

SECOND-HALF TURNAROUND FOR BONDS

After suffering its worst first-half performance since 1999, the broad U.S. bond market rallied in the second half of 2006 to finish with a seventh consecutive year of positive performance. Forecasts for modest growth ahead, the Fed's interest rate halt, and expectations for possible rate cuts in 2007 boosted second-half bond returns. Treasury yields remained below the Fed's overnight rate target, and short-term yields finished higher than long-term. Such
"inverted" Treasury yield levels have often preceded economic downturns.

Corporate high-yield bonds finished among the market's top performers in 2006 as investors eagerly embraced greater credit risk in exchange for potentially higher returns. Inflation-linked bonds finished toward the bottom of the performance spectrum as Treasury securities lagged and inflation concerns eased, snapping a five-year string of solid relative performance for the inflation-linked sector.

U.S. FIXED-INCOME TOTAL RETURNS
For the 12 months ended December 31, 2006
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------
3-Month Bill                                                  4.86%
--------------------------------------------------------------------------------
2-Year Note                                                   3.71%
--------------------------------------------------------------------------------
5-Year Note                                                   2.51%
--------------------------------------------------------------------------------
10-Year Note                                                  1.34%
--------------------------------------------------------------------------------
30-Year Bond                                                 -1.10%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    5.22%
--------------------------------------------------------------------------------
Agency                                                        4.39%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                      4.33%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                    4.30%
--------------------------------------------------------------------------------
Treasury                                                      3.08%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (TIPS)                                             0.41%
--------------------------------------------------------------------------------

------

VP Inflation Protection - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2006
                                               --------------
                                               AVERAGE ANNUAL
                                                  RETURNS
--------------------------------------------------------------------------------
                                                   SINCE            INCEPTION
                              1 YEAR             INCEPTION            DATE
--------------------------------------------------------------------------------
CLASS II                       1.59%             3.62%(1)           12/31/02
--------------------------------------------------------------------------------
BLENDED INDEX(2)               2.25%               4.06%               --
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(3)            0.40%               4.92%               --
--------------------------------------------------------------------------------
Class I                        1.90%               4.15%             5/7/04
--------------------------------------------------------------------------------
(1) The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.
(2) See Additional Information pages.
(3) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

VP Inflation Protection - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 31, 2002

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                                       2003       2004       2005       2006
--------------------------------------------------------------------------------
Class II                             5.61%*       5.81%      1.56%      1.59%
--------------------------------------------------------------------------------
Blended index                         5.75%       5.78%      2.51%      2.25%
--------------------------------------------------------------------------------
Citigroup U.S. Inflation-Linked
Securities Index                      8.26%       8.40%      2.86%      0.40%
--------------------------------------------------------------------------------
*Returns would have been lower, along with ending value, if distribution fees had not been waived from December 31, 2002 to  March 31, 2003.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

VP Inflation Protection - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER, BOB GAHAGAN, HANDO AGUILAR, AND DAN
SHIFFMAN

PERFORMANCE SUMMARY

VP Inflation Protection (VPIP) returned 1.90%* in 2006, compared with the 0.40%
return of the Citigroup U.S. Inflation Linked-Securities Index (ILSI). The
blended index -- which is 55% Citigroup U.S. ILSI, 25% Citigroup
Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year Mortgage
Index -- returned 2.25% over the same period. The portfolio's results reflect operating expenses, while the returns of the indices do not.

A broad bond market rally in the second half of 2006 resulted in positive annual returns after a challenging first half. VPIP's outperformance versus the
Citigroup U.S. ILSI resulted from its mortgage and government agency holdings and its relative underweight in inflation-linked securities compared with that index. But the underweight in inflation-linked securities versus the ILSI equated to a modest overweight versus the blended index, which tempered relative performance against that index.

TIPS UNDERPERFORMED, SO WE UNDERPERFORMED

We overweighted inflation-linked securities compared with the blended index for most of 2006, while tactically increasing or decreasing this position throughout the year. The overweight position reflected our belief that inflation-linked securities values were attractive based on low breakeven rates (the yield gap between traditional and inflation-linked securities) and within the context of our expectations for economic growth, inflation, and interest rates.

Our strategy worked in July, August, and November, but generally detracted from performance during the rest of the year. In 2006, Treasury Inflation-Protected
Securities (TIPS) underperformed traditional Treasurys for the first time since
2000, according to Lehman Brothers, and lagged most other bond sectors. That underperformance occurred in spite of TIPS' best quarterly return since 2004 in the third quarter. Unfortunately, the favorable third quarter was followed by an ugly fourth, including a 2.33% decline for TIPS in December, their biggest monthly drop since tumbling 4.85% in April 2004.

ASSET ALLOCATION
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
U.S. Treasury Securities
& Equivalents                              55.9%                 57.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Securities                                 13.0%                 14.4%
--------------------------------------------------------------------------------
Corporate Bonds                            10.3%                  9.7%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 9.1%                  7.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  5.6%                  6.1%
--------------------------------------------------------------------------------
Zero-Coupon U.S.
Government Agency
Securities                                  3.6%                  3.1%
--------------------------------------------------------------------------------
Zero-Coupon U.S. Treasury
Securities & Equivalents                    2.2%                  1.8%
--------------------------------------------------------------------------------
Asset-Backed Securities                     1.0%                  2.1%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                   (0.7)%                (2.3)%
--------------------------------------------------------------------------------
(1) Includes Commercial Paper and other assets and liabilities.

*All fund returns referenced in this commentary are for Class I shares.

(continued)

------

VP Inflation Protection - Portfolio Commentary

OTHER INFLATION-LINKED OPPORTUNITIES

Hoping to boost long-term performance, we acquired government agency and corporate inflation-linked securities at what we believed were attractive prices. For example, we purchased an odd-lot position in Sallie Mae inflation-linked securities that reset monthly off of the consumer price index
(CPI)--the same index that TIPS use. In addition, we added bonds issued by
Barclays Bank, John Hancock Life Insurance, Lehman Brothers, and Morgan Stanley
with similar monthly CPI resets. These securities primarily reflect rising inflation through upwardly adjusted monthly interest payments; by comparison,
TIPS make semiannual principal adjustments before coupon payments are made.

STRATEGIES IN THE NON-INFLATION-LINKED SLICES

The Citigroup Government-Sponsored 1- to 3-Year Index returned 4.47% for the year, outperforming Citigroup's inflation-linked index by more than 4.0%. Within this slice of the portfolio we leveraged our extensive knowledge of the zero-coupon bond market to add what we believed to be undervalued securities with the potential to appreciate. More specifically, we purchased zeros issued by the Agency for International Development, and Government Trust Certificates.
We also bought Federal Judiciary securities and short-term bonds issued by the
Financing Corporation.

Outperforming other blended index components, the Citigroup 15-Year Mortgage
Index returned 4.55% in 2006. We occasionally added traditional mortgage-backed pass-throughs, such as those issued by Freddie Mac and Ginnie Mae, for this slice of the portfolio. However, our main strategy involved "mortgage rolls."
That meant buying current-coupon, mortgage-backed securities for forward settlement, then swapping them for new, similar ones before the securities'
settlement dates. This strategy helped us to "coupon up" and cushion the portfolio when bond yields rose.

STARTING POINT FOR THE NEXT REPORT PERIOD

At year-end, we felt comfortable with our positioning compared with the blended index. We trimmed the portfolio's TIPS exposure at year-end in anticipation of increasing supply -- the Treasury Department planned to auction 10- and 20-year inflation-linked bonds in January 2007. We also conservatively extended the portfolio's sensitivity to interest rate changes (its duration) beyond that of the blended index, anticipating a slowing economy and relatively favorable conditions for bonds.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          12/31/06               6/30/06
--------------------------------------------------------------------------------
30-Day SEC Yield
   Class I                                (1.47)%                 9.52%*
   Class II                               (1.72)%                 9.26%*
--------------------------------------------------------------------------------
Weighted
Average Maturity                         6.7 years              6.8 years
--------------------------------------------------------------------------------
Average
Duration (effective)                     4.5 years              4.5 years
--------------------------------------------------------------------------------
*The above-average 30-day SEC yields as of June 30, 2006, primarily resulted from an unusually elevated April inflation reading. The market conditions fostering this occurrence may not be repeated or consistently achieved in the future.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------

Shareholder Fee Example (Unaudited)
                                                  EXPENSES PAID
                  BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                 ACCOUNT VALUE   ACCOUNT VALUE      7/1/06 -        EXPENSE
                    7/1/06         12/31/06         12/31/06        RATIO*
-------------------------------------------------------------------------------
VP INFLATION PROTECTION SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------
 Class I            $1,000        $1,025.40           $2.55          0.50%
-------------------------------------------------------------------------------
 Class II           $1,000        $1,023.50           $3.83          0.75%
-------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------
 Class I            $1,000        $1,022.68           $2.55          0.50%
-------------------------------------------------------------------------------
 Class II           $1,000        $1,021.42           $3.82          0.75%
-------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
& EQUIVALENTS - 55.9%
--------------------------------------------------------------------------------
$  1,500,000    AID (Egypt), 4.45%, 9/15/15                       $   1,452,041
--------------------------------------------------------------------------------
  19,387,634    U.S. Treasury Inflation Indexed
                Bonds, 2.375%, 1/15/25                               19,308,124
--------------------------------------------------------------------------------
  19,328,320    U.S. Treasury Inflation Indexed
                Bonds, 2.00%, 1/15/26                                18,183,736
--------------------------------------------------------------------------------
  15,573,042    U.S. Treasury Inflation Indexed
                Bonds, 3.625%, 4/15/28                               18,807,499
--------------------------------------------------------------------------------
  13,896,970    U.S. Treasury Inflation Indexed
                Bonds, 3.875%, 4/15/29                               17,504,762
--------------------------------------------------------------------------------
   7,661,063    U.S. Treasury Inflation Indexed
                Bonds, 3.375%, 4/15/32                                9,256,724
--------------------------------------------------------------------------------
  11,469,420    U.S. Treasury Inflation Indexed
                Notes, 3.375%, 1/15/07                               11,453,294
--------------------------------------------------------------------------------
  28,869,687    U.S. Treasury Inflation Indexed
                Notes, 3.625%, 1/15/08(1)                            29,186,589
--------------------------------------------------------------------------------
  26,161,725    U.S. Treasury Inflation Indexed
                Notes, 3.875%, 1/15/09                               26,889,360
--------------------------------------------------------------------------------
   6,528,381    U.S. Treasury Inflation Indexed
                Notes, 4.25%, 1/15/10                                 6,873,164
--------------------------------------------------------------------------------
   5,195,678    U.S. Treasury Inflation Indexed
                Notes, 0.875%, 4/15/10                                4,927,373
--------------------------------------------------------------------------------
   6,032,416    U.S. Treasury Inflation Indexed
                Notes, 3.50%, 1/15/11                                 6,281,730
--------------------------------------------------------------------------------
   4,424,951    U.S. Treasury Inflation Indexed
                Notes, 2.375%, 4/15/11                                4,408,707
--------------------------------------------------------------------------------
   7,789,067    U.S. Treasury Inflation Indexed
                Notes, 3.375%, 1/15/12                                8,134,403
--------------------------------------------------------------------------------
  11,229,500    U.S. Treasury Inflation Indexed
                Notes, 3.00%, 7/15/12                                11,559,816
--------------------------------------------------------------------------------
  14,346,126    U.S. Treasury Inflation Indexed
                Notes, 1.875%, 7/15/13                               13,864,197
--------------------------------------------------------------------------------
  19,013,328    U.S. Treasury Inflation Indexed
                Notes, 2.00%, 1/15/14                                18,475,612
--------------------------------------------------------------------------------
  17,459,582    U.S. Treasury Inflation Indexed
                Notes, 2.00%, 7/15/14                                16,951,491
--------------------------------------------------------------------------------
  14,380,776    U.S. Treasury Inflation Indexed
                Notes, 1.625%, 1/15/15                               13,540,407
--------------------------------------------------------------------------------
  15,259,041    U.S. Treasury Inflation Indexed
                Notes, 1.875%, 7/15/15                               14,627,820
--------------------------------------------------------------------------------
  14,903,152    U.S. Treasury Inflation Indexed
                Notes, 2.00%, 1/15/16                                14,394,358
--------------------------------------------------------------------------------
   5,798,724    U.S. Treasury Inflation Indexed
                Notes, 2.50%, 7/15/16                                 5,844,482
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY
SECURITIES & EQUIVALENTS
(Cost $297,114,190)                                                 291,925,689
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES - 13.0%
     674,000    FAMCA, 4.25%, 7/29/08                                   665,644
--------------------------------------------------------------------------------
   4,000,000    FAMCA, 3.375%, 2/15/09                                3,870,316
--------------------------------------------------------------------------------
Principal Amount                                                         Value
--------------------------------------------------------------------------------
$  3,750,000    FAMCA, 5.50%, 7/15/11
                (Acquired 9/6/06,
                Cost $3,804,075)(2)                               $   3,822,641
--------------------------------------------------------------------------------
   1,000,000    FAMCA, 5.40%, 10/14/11                                1,015,352
--------------------------------------------------------------------------------
   3,974,000    FAMCA, 6.71%, 7/28/14                                 4,408,187
--------------------------------------------------------------------------------
   6,000,000    FFCB, 2.625%, 9/17/07                                 5,894,669
--------------------------------------------------------------------------------
   1,500,000    FFCB, 2.65%, 4/2/08                                   1,455,405
--------------------------------------------------------------------------------
   2,000,000    FFCB, 3.00%, 5/21/08                                  1,944,488
--------------------------------------------------------------------------------
   2,000,000    FFCB, 3.375%, 7/15/08                                 1,950,744
--------------------------------------------------------------------------------
   3,000,000    FHLB, 4.125%, 4/18/08                                 2,962,875
--------------------------------------------------------------------------------
   2,000,000    FHLB, 2.625%, 7/15/08                                 1,929,728
--------------------------------------------------------------------------------
   3,000,000    FHLB, 3.625%, 11/14/08                                2,926,194
--------------------------------------------------------------------------------
   2,500,000    FHLB, 4.375%, 9/17/10                                 2,457,068
--------------------------------------------------------------------------------
   2,000,000    FHLB, 4.625%, 2/18/11                                 1,980,990
--------------------------------------------------------------------------------
   2,000,000    FNMA, VRN, 3.20%, 1/17/07,
                resets monthly off the
                Consumer Price Index Year
                over Year plus 1.14% with a
                cap of 24.00%,
                Final Maturity 2/17/09                                1,952,200
--------------------------------------------------------------------------------
   2,000,000    PEFCO, 7.17%, 5/15/07
                (Acquired 3/29/05,
                Cost $2,125,820)(2)                                   2,014,702
--------------------------------------------------------------------------------
   3,000,000    PEFCO, 3.375%, 2/15/09                                2,905,074
--------------------------------------------------------------------------------
   1,500,000    PEFCO, 5.69%, 5/15/12                                 1,549,545
--------------------------------------------------------------------------------
   2,200,000    PEFCO, 4.97%, 8/15/13                                 2,207,139
--------------------------------------------------------------------------------
   4,000,000    PEFCO, 4.55%, 5/15/15                                 3,892,564
--------------------------------------------------------------------------------
  15,936,122    TVA Inflation Indexed Notes,
                3.375%, 1/15/07                                      15,949,508
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $68,299,769)                                                   67,755,033
--------------------------------------------------------------------------------
CORPORATE BONDS - 10.3%
   2,000,000    ABN AMRO Bank N.V., VRN,
                4.06%, 1/29/07, resets monthly
                off the Consumer Price Index
                Year over Year plus 2.00% with
                no caps, Final Maturity 9/27/08                       1,992,500
--------------------------------------------------------------------------------
   3,000,000    Barclays Bank plc, VRN, 2.71%,
                1/12/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 1.40% with no caps,
                Final Maturity 5/15/07                                2,983,050
--------------------------------------------------------------------------------
   2,000,000    Barclays Bank plc, VRN, 3.06%,
                1/12/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 1.75% with no caps,
                Final Maturity 3/17/08                                1,977,860
--------------------------------------------------------------------------------
   2,000,000    Barclays Bank plc, VRN, 5.65%,
                1/26/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 1.83% with no caps,
                Final Maturity 7/28/08                                1,985,040
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
$    529,000    HSBC Finance Corp., VRN, 2.39%,
                1/10/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 1.08% with no caps,
                Final Maturity 9/10/09                            $     500,127
--------------------------------------------------------------------------------
   1,067,000    HSBC Finance Corp., VRN, 2.50%,
                1/10/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 1.19% with no caps,
                Final Maturity 2/10/09                                1,033,646
--------------------------------------------------------------------------------
   3,000,000    HSBC Finance Corp., VRN, 3.17%,
                1/10/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 1.11% with no caps,
                Final Maturity 2/10/10                                2,842,800
--------------------------------------------------------------------------------
      40,000    John Hancock Life Insurance Co.,
                VRN, 2.44%, 1/15/07, resets monthly
                off the Consumer Price
                Index Year over Year plus 1.13% with
                no caps, Final Maturity 6/15/10                          37,238
--------------------------------------------------------------------------------
     115,000    John Hancock Life Insurance Co.,
                VRN, 2.93%, 1/15/07, resets monthly
                off the Consumer Price
                Index Year over Year plus 1.62% with
                no caps, Final Maturity 11/15/10                        107,741
--------------------------------------------------------------------------------
   2,114,000    Lehman Brothers Holdings Inc.,
                VRN, 4.13%, 1/10/07, resets
                monthly off the Consumer Price
                Index Year over Year plus 2.07%
                with no caps, Final Maturity 11/10/15                 1,948,770
--------------------------------------------------------------------------------
   4,065,000    Lehman Brothers Holdings Inc.,
                VRN, 3.52%, 1/23/07, resets
                monthly off the Consumer  Price
                Index Year over Year plus 1.46%
                with no caps, Final Maturity 3/23/12                  3,714,597
--------------------------------------------------------------------------------
   4,500,000    Merrill Lynch & Co., Inc., VRN,
                3.22%, 1/2/07, resets monthly off
                the Consumer Price Index Year
                over Year plus 1.16% with
                no caps, Final Maturity 3/2/09                        4,294,665
--------------------------------------------------------------------------------
   4,311,000    Merrill Lynch & Co., Inc., VRN,
                2.86%, 1/12/07, resets monthly
                off the Consumer Price Index
                Year over Year plus 0.80% with
                no caps, Final Maturity 3/12/07                       4,296,299
--------------------------------------------------------------------------------
   4,359,000    Morgan Stanley, VRN, 4.16%,
                1/2/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 2.10% with no caps,
                Final Maturity 12/1/17                                3,919,264
--------------------------------------------------------------------------------
   2,000,000    Principal Life Income Funding
                Trusts, VRN, 3.11%, 1/1/07,
                resets monthly off the Consumer
                Price Index Year over Year plus
                1.05% with no caps, Final Maturity 4/1/08             1,956,860
--------------------------------------------------------------------------------
     303,000    Prudential Financial, Inc., VRN,
                4.06%, 1/2/07, resets monthly off
                the Consumer Price Index Year
                over Year plus 2.00% with no caps,
                Final Maturity 11/2/20                                  266,410
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
$ 10,572,300    SLM Corporation, 1.32%,
                1/25/10                                           $  10,059,121
--------------------------------------------------------------------------------
     490,000    SLM Corporation, VRN, 4.21%,
                1/2/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 2.15% with no caps,
                Final Maturity 2/1/14                                   462,991
--------------------------------------------------------------------------------
   1,500,000    SLM Corporation, VRN, 3.51%,
                1/15/07, resets monthly off the
                Consumer Price Index Year
                over Year plus 2.20% with no caps,
                Final Maturity 6/15/09                                1,466,655
--------------------------------------------------------------------------------
   8,528,240    Toyota Motor Credit Corp. Inflation
                Indexed Bonds, 1.22%, 10/1/09                         8,218,324
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $56,273,686)                                                   54,063,958
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 9.1%
   2,110,619    Banc of America Large Loan,
                Series 2005 MIB1, Class A1, VRN,
                5.50%, 1/15/07, resets monthly off
                the 1-month LIBOR plus 0.15% with no caps,
                Final Maturity  3/15/22 (Acquired 11/18/05,
                Cost $2,110,619)(2)                                   2,112,099
--------------------------------------------------------------------------------
   2,850,000    Bear Stearns Commercial
                Mortgage Securities, Series 2003 T12,
                Class A2 SEQ, 3.88%, 8/1/39                           2,769,180
--------------------------------------------------------------------------------
   1,400,822    Commercial Mortgage
                Pass-Through Certificates, Series 2005
                FL11, Class A1, VRN, 5.50%, 1/16/07, resets
                monthly off the 1-month LIBOR plus 0.15%
                with no caps, Final Maturity 11/15/17
                (Acquired 11/18/05,
                Cost $1,400,822)(2)                                   1,402,162
--------------------------------------------------------------------------------
   1,939,487    FHLMC, Series 2508,
                Class UL SEQ, 5.00%,
                12/15/16                                              1,923,640
--------------------------------------------------------------------------------
   3,000,000    FNMA, Series 2003-92,
                Class PD, 4.50%, 3/25/17                              2,914,416
--------------------------------------------------------------------------------
   2,845,350    GNMA, Series 2003-105,
                Class A SEQ, 4.50%, 11/16/27                          2,807,433
--------------------------------------------------------------------------------
     782,215    GNMA, Series 2003-112,
                Class MN, 4.00%, 5/16/25                                773,444
--------------------------------------------------------------------------------
   2,000,000    GNMA, Series 2005-24,
                Class UB SEQ, 5.00%, 1/20/31                          1,962,802
--------------------------------------------------------------------------------
   6,000,000    Greenwich Capital Commercial
                Funding Corp., Series 2005 GG3,
                Class A2 SEQ, 4.31%, 8/10/42                          5,844,791
--------------------------------------------------------------------------------
   2,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2003 C3, Class A3
                SEQ, 3.85%, 5/11/27                                   1,893,824
--------------------------------------------------------------------------------
   1,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2003 C5, Class A2
                SEQ, 3.48%, 7/15/27                                     973,332
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
$  5,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2004 C4, Class A2,
                VRN, 4.57%, 1/11/07, Final
                Maturity 6/15/29                                  $   4,928,045
--------------------------------------------------------------------------------
   4,750,000    LB-UBS Commercial Mortgage
                Trust, Series 2005 C2, Class A2
                SEQ, 4.82%, 4/15/30                                   4,692,112
--------------------------------------------------------------------------------
   2,000,000    LB-UBS Commercial Mortgage
                Trust, Series 2005 C3, Class A3
                SEQ, 4.65%, 7/30/30                                   1,952,694
--------------------------------------------------------------------------------
   2,000,000    Merrill Lynch Mortgage Trust,
                Series 2006 C1, Class A2, VRN,
                5.62%, 1/1/07, Final Maturity
                5/12/39                                               2,034,036
--------------------------------------------------------------------------------
   5,000,000    Morgan Stanley Capital I, Series
                2004 HQ3, Class A2 SEQ, 4.05%,
                1/13/41                                               4,856,315
--------------------------------------------------------------------------------
   2,055,000    Washington Mutual, Inc.,
                Series 2004 AR4, Class A6,
                3.81%, 6/25/34                                        1,985,301
--------------------------------------------------------------------------------
     855,000    Washington Mutual, Inc.,
                Series 2004 AR7, Class A6,
                3.94%, 7/25/34                                          830,969
--------------------------------------------------------------------------------
   1,000,000    Washington Mutual, Inc.,
                Series 2005 AR4, Class A3,
                4.59%, 4/25/35                                          980,942
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $47,860,450)                                                   47,637,537
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 5.6%
     813,828    FHLMC, 4.50%, 5/1/19                                    785,480
--------------------------------------------------------------------------------
   4,619,003    FHLMC, 5.00%, 4/1/21                                  4,539,704
--------------------------------------------------------------------------------
   6,000,000    FHLMC, 5.50%, 11/1/21                                 5,997,252
--------------------------------------------------------------------------------
     436,628    FHLMC, 5.50%, 12/1/33                                   432,588
--------------------------------------------------------------------------------
  11,734,283    FNMA, 6.00%, settlement
                date 1/11/07(4)                                      11,814,957
--------------------------------------------------------------------------------
   1,226,291    FNMA, 5.00%, 9/1/20                                   1,205,954
--------------------------------------------------------------------------------
     141,825    GNMA, 6.00%, 6/20/17                                    143,086
--------------------------------------------------------------------------------
     143,452    GNMA, 6.00%, 7/20/17                                    144,727
--------------------------------------------------------------------------------
     880,464    GNMA, 6.00%, 5/15/24                                    894,263
--------------------------------------------------------------------------------
   3,382,927    GNMA, 5.50%, 9/20/34                                  3,361,365
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $29,404,780)                                                   29,319,376
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(5) - 3.6%
      25,000    FICO STRIPS - COUPON,
                4.23%, 11/30/07                                          23,841
--------------------------------------------------------------------------------
     125,000    FICO STRIPS - COUPON,
                4.40%, 11/30/08                                         113,535
--------------------------------------------------------------------------------
   1,700,000    FICO STRIPS - COUPON,
                3.875%, 3/7/09                                        1,524,863
--------------------------------------------------------------------------------
Principal Amount                                                    Value
--------------------------------------------------------------------------------
$     800,000    FICO STRIPS - COUPON,
                 4.39%, 6/6/09                                    $     708,752
--------------------------------------------------------------------------------
    3,285,000    FICO STRIPS - COUPON,
                 4.01%, 11/11/09                                      2,852,799
--------------------------------------------------------------------------------
    3,000,000    FICO STRIPS - COUPON,
                 3.82%, 6/6/10                                        2,534,973
--------------------------------------------------------------------------------
    2,000,000    FICO STRIPS - COUPON,
                 4.31%, 9/26/10                                       1,666,666
--------------------------------------------------------------------------------
      485,000    FICO STRIPS - COUPON,
                 4.58%, 11/30/10                                        400,751
--------------------------------------------------------------------------------
    3,038,000    FICO STRIPS - COUPON,
                 5.10%, 4/6/11                                        2,478,479
--------------------------------------------------------------------------------
    1,763,000    FICO STRIPS - COUPON,
                 4.83%, 3/26/12                                       1,369,426
--------------------------------------------------------------------------------
    2,000,000    FICO STRIPS - COUPON,
                 4.39%, 10/6/12                                       1,508,568
--------------------------------------------------------------------------------
    2,000,000    Government Trust
                 Certificates, 5.10%, 11/15/07                        1,912,614
--------------------------------------------------------------------------------
      900,000    Government Trust
                 Certificates, 2.87%, 5/15/08                           839,866
--------------------------------------------------------------------------------
    1,000,000    Government Trust
                 Certificates, 3.06%, 11/15/08                          911,207
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $19,209,798)                                                   18,846,340
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(5) - 2.2%
    1,000,000    AID (Israel), 2.64%, 2/15/07                           993,817
--------------------------------------------------------------------------------
      308,000    AID (Israel), 2.64%, 3/15/07                           304,780
--------------------------------------------------------------------------------
      493,000    Federal Judiciary,
                 3.37%, 2/15/07                                         489,940
--------------------------------------------------------------------------------
       45,000    Federal Judiciary,
                 5.34%, 2/15/08                                          42,518
--------------------------------------------------------------------------------
      242,000    Federal Judiciary,
                 4.41%, 8/15/11                                         194,093
--------------------------------------------------------------------------------
       12,000    Federal Judiciary,
                 4.60%, 8/15/12                                           9,171
--------------------------------------------------------------------------------
    4,351,000    Federal Judiciary,
                 4.85%, 8/15/13                                       3,165,826
--------------------------------------------------------------------------------
       72,000    Federal Judiciary,
                 5.45%, 2/15/23                                          31,223
--------------------------------------------------------------------------------
      353,000    REFCORP STRIPS -
                 COUPON, 3.61%, 10/15/08                                324,075
--------------------------------------------------------------------------------
    2,000,000    REFCORP STRIPS -
                 COUPON, 3.68%, 1/15/09                               1,815,630
--------------------------------------------------------------------------------
    2,000,000    REFCORP STRIPS -
                 COUPON, 4.83%, 4/15/09                               1,794,770
--------------------------------------------------------------------------------
    2,000,000    REFCORP STRIPS -
                 COUPON, 4.51%, 1/15/14                               1,435,482
--------------------------------------------------------------------------------
      232,000    REFCORP STRIPS -
                 COUPON, 4.84%, 4/15/16                                 148,113
--------------------------------------------------------------------------------
      142,000    REFCORP STRIPS -
                 COUPON, 4.87%, 7/15/17                                  84,705
--------------------------------------------------------------------------------
      442,000    REFCORP STRIPS -
                 COUPON, 4.91%, 1/15/18                                 256,157
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2006

Principal Amount                                                     Value
--------------------------------------------------------------------------------
$     475,000    REFCORP STRIPS -
                 COUPON, 4.94%, 4/15/19                          $      256,836
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $11,438,208)                                                   11,347,136
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) - 1.0%
--------------------------------------------------------------------------------
      249,715    Atlantic City Electric Transition
                 Funding LLC, Series 2003-1,
                 Class A1 SEQ, 2.89%, 7/20/11                           242,697
--------------------------------------------------------------------------------
      799,025    CNH Equipment Trust,
                 Series 2004 A, Class A3A,
                 VRN, 5.42%, 1/16/07, resets
                 monthly off the 1-month LIBOR
                 plus 0.07% with no caps,
                 Final Maturity 10/15/08                                799,679
--------------------------------------------------------------------------------
    1,065,973    Countrywide Asset-Backed
                 Certificates, Series 2006-6,
                 Class 2A1, VRN, 5.42%, 1/25/07,
                 resets monthly off the 1-month
                 LIBOR plus 0.07% with no caps,
                 Final Maturity 9/25/36                               1,066,709
--------------------------------------------------------------------------------
    1,123,539    Credit-Based Asset Servicing and
                 Securitization, Series 2006 CB3,
                 Class AV1, VRN, 5.41%, 1/25/07,
                 resets monthly off the 1-month
                 LIBOR plus 0.06% with no caps,
                 Final Maturity 3/25/36                               1,124,318
--------------------------------------------------------------------------------
Principal Amount                                                          Value
--------------------------------------------------------------------------------
$   1,928,702    IndyMac Residential Asset Backed
                 Trust, Series 2006 B, Class 2A1,
                 VRN, 5.41%, 1/25/07, resets monthly off
                 the 1-month LIBOR plus 0.06% with no caps,
                 Final Maturity 6/25/36                          $    1,930,267
--------------------------------------------------------------------------------
        3,645    Structured Asset Securities
                 Corp., Series 2005 WF2, Class A1,
                 VRN, 5.43%, 1/25/07, resets monthly off
                 the 1-month LIBOR plus 0.08% with no
                 caps, Final Maturity 5/25/35                             3,647
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $5,170,607)                                                     5,167,317
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.8%
--------------------------------------------------------------------------------
    4,400,000    Paradigm Funding LLC, 5.32%,
                 1/2/07 (Acquired 12/29/06,
                 Cost $4,397,399)(2)(6)
(Cost $4,399,350)                                                     4,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 101.5%
(Cost $539,170,838)                                                 530,462,386
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (1.5)%                                (7,673,909)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $522,788,477
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Security, or a portion thereof, has been segregated for forward commitments.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at December 31, 2006 was
    $13,751,604, which represented 2.6% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment.
(5) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(6) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

DECEMBER 31, 2006

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $539,170,838)          $530,462,386
-----------------------------------------------------------
Cash                                                                  67,150
-----------------------------------------------------------
Interest receivable                                                4,640,386
--------------------------------------------------------------------------------
                                                                 535,169,922
--------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------
Payable for investments purchased                                 12,060,954
-----------------------------------------------------------
Accrued management fees                                              216,837
-----------------------------------------------------------
Distribution fees payable                                            103,654
--------------------------------------------------------------------------------
                                                                  12,381,445
--------------------------------------------------------------------------------
NET ASSETS                                                      $522,788,477
================================================================================
NET ASSETS CONSIST OF:
-----------------------------------------------------------
Capital (par value and paid-in surplus)                         $536,403,958
-----------------------------------------------------------
Accumulated net realized loss on investment transactions         (4,907,029)
-----------------------------------------------------------
Net unrealized depreciation on investments                       (8,708,452)
--------------------------------------------------------------------------------
                                                                $522,788,477
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $39,096,108
-----------------------------------------------------------
Shares outstanding                                                 3,875,793
-----------------------------------------------------------
Net asset value per share                                             $10.09
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                      $483,692,369
-----------------------------------------------------------
Shares outstanding                                                47,970,181
-----------------------------------------------------------
Net asset value per share                                             $10.08
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED DECEMBER 31, 2006

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                        $19,481,923
--------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------
Management fees                                                   2,446,390
-----------------------------------------------------------
Distribution fees -- Class II                                     1,174,237
-----------------------------------------------------------
Directors' fees and expenses                                         57,189
-----------------------------------------------------------
Other expenses                                                          857
--------------------------------------------------------------------------------
                                                                  3,678,673
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     15,803,250
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions              (3,685,042)
-----------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                    (3,464,415)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (7,149,457)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                       $ 8,653,793
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2006 AND DECEMBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2006       2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                      $  15,803,250   $  15,535,687
-----------------------------------------------
Net realized gain (loss)                             (3,685,042)     (1,088,953)
-----------------------------------------------
Change in net unrealized
appreciation (depreciation)                          (3,464,415)     (8,899,079)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             8,653,793       5,547,655
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Class I                                            (1,216,198)     (1,003,143)
-----------------------------------------------
  Class II                                          (15,885,793)    (14,532,544)
-----------------------------------------------
From net realized gains:
-----------------------------------------------
  Class I                                                    --          (8,214)
-----------------------------------------------
  Class II                                                   --        (136,267)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (17,101,991)    (15,680,168)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
capital share transactions                           83,772,753     246,392,181
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                75,324,555     236,259,668
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 447,463,922     211,204,254
--------------------------------------------------------------------------------
End of period                                      $522,788,477    $447,463,922
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities that are designed to protect the future purchasing power of the money invested in them. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of
Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM),

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2006, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $4,120,184, which may be used to offset future taxable gains. Capital loss carryovers of $721,603 and $3,398,581 expire in 2013 and 2014, respectively.

The fund has elected to treat $131,153 of net capital losses incurred in the two-month period ended December 31, 2006, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from
0.2500% to 0.3100%. The effective annual management fee for each class of the fund for the year ended December 31, 2006 was 0.49% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor,

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
December 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                               U.S. TREASURY   NON-U.S. TREASURY
                                                 AND AGENCY       AND AGENCY
                                                 OBLIGATIONS      OBLIGATIONS
--------------------------------------------------------------------------------
Purchases                                       $469,170,957      $9,197,938
--------------------------------------------------------------------------------
Proceeds from sales                             $424,375,727      $3,925,958
--------------------------------------------------------------------------------

As of December 31, 2006, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $539,826,532
================================================================================
Gross tax appreciation of investments                             $    110,629
----------------------------------------------------------------
Gross tax depreciation of investments                               (9,474,775)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $(9,364,146)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                        SHARES      AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
SHARES AUTHORIZED                                    250,000,000
================================================================================
Sold                                                   1,264,516   $12,833,670
----------------------------------------------------
Issued in reinvestment of distributions                  120,190     1,216,198
----------------------------------------------------
Redeemed                                                (338,808)   (3,426,598)
--------------------------------------------------------------------------------
Net increase (decrease)                                1,045,898   $10,623,270
================================================================================
YEAR ENDED DECEMBER 31, 2005
SHARES AUTHORIZED                                     50,000,000
================================================================================
Sold                                                   1,925,153   $20,070,921
----------------------------------------------------
Issued in reinvestment of distributions                   97,442     1,011,357
----------------------------------------------------
Redeemed                                                (265,627)   (2,751,334)
--------------------------------------------------------------------------------
Net increase (decrease)                                1,756,968   $18,330,944
================================================================================
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
SHARES AUTHORIZED                                    250,000,000
================================================================================
Sold                                                  13,857,984   $140,732,274
----------------------------------------------------
Issued in reinvestment of distributions                1,571,323     15,885,793
----------------------------------------------------
Redeemed                                              (8,234,158)   (83,468,584)
--------------------------------------------------------------------------------
Net increase (decrease)                                7,195,149    $73,149,483
================================================================================
YEAR ENDED DECEMBER 31, 2005
SHARES AUTHORIZED                                     50,000,000
================================================================================
Sold                                                  23,907,694   $249,635,578
----------------------------------------------------
Issued in reinvestment of distributions                1,412,486     14,668,811
----------------------------------------------------
Redeemed                                              (3,492,276)   (36,243,152)
--------------------------------------------------------------------------------
Net increase (decrease)                               21,827,904   $228,061,237
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the year ended
December 31, 2006.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2006

6. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------

VP Inflation Protection - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         CLASS I
--------------------------------------------------------------------------------
                                           2006           2005          2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.26         $10.55         $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                   0.34(2)          0.47           0.24
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.15)         (0.28)          0.48
--------------------------------------------------------------------------------
  Total From Investment Operations          0.19           0.19           0.72
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.36)         (0.47)         (0.24)
-------------------------------------
  From Net Realized Gains                     --          (0.01)            --
--------------------------------------------------------------------------------
  Total Distributions                      (0.36)         (0.48)         (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $10.09         $10.26         $10.55
================================================================================
  TOTAL RETURN(3)                          1.90%          1.81%          7.37%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.50%          0.50%        0.49%(4)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets               3.37%          4.85%        3.52%(4)
-------------------------------------
Portfolio Turnover Rate                      96%            82%         108%(5)
-------------------------------------
Net Assets, End of
Period (in thousands)                    $39,096        $29,040        $11,319
--------------------------------------------------------------------------------
(1) May 7, 2004 (commencement of sale) through December 31,
2004.
(2) Computed using average shares outstanding throughout the period.
(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    CLASS II
--------------------------------------------------------------------------------
                            2006       2005       2004       2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $10.26      $10.55     $10.31     $10.00       $10.00
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income   0.32(2)       0.45       0.35       0.24         --(3)
------------------------
  Net Realized and
  Unrealized Gain (Loss)   (0.16)      (0.28)      0.25       0.31         --(3)
--------------------------------------------------------------------------------
  Total From
  Investment Operations     0.16        0.17       0.60       0.55         --(3)
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income        (0.34)      (0.45)     (0.35)     (0.24)        --(3)
------------------------
  From Net
  Realized Gains              --       (0.01)     (0.01)      --(3)          --
--------------------------------------------------------------------------------
  Total Distributions      (0.34)      (0.46)     (0.36)     (0.24)        --(3)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $10.08      $10.26     $10.55     $10.31       $10.00
================================================================================
  TOTAL RETURN(4)          1.59%       1.56%      5.81%      5.61%        0.00%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.75%       0.75%      0.74%    0.74%(5)  0.50%(5)(6)
------------------------
Ratio of Net Investment
Income to
Average Net Assets         3.12%       4.60%      3.40%    2.00%(5)  0.25%(5)(6)
------------------------
Portfolio Turnover Rate      96%         82%       108%       198%           0%
------------------------
Net Assets, End of
Period (in thousands)   $483,692    $418,424   $199,885    $33,829       $3,000
--------------------------------------------------------------------------------
(1) For the one day ended December 31, 2002 (fund inception).
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) ACIM waived its distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and annualized ratios of net investment income to average net assets would have been 0.75% and 1.99% for the year ended
    December 31, 2003 and 0.75% and 0.00% for the period ended December 31,
    2002, respectively.
(6) Annualized.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Variable Portfolios II, Inc.
and Shareholders of the VP Inflation Protection Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the VP Inflation Protection Fund
(the sole fund comprising the American Century Variable Portfolios II, Inc.,
hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 12, 2007

------

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM); the fund's principal underwriter, American Century Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Advisory Board Member
FIRST YEAR OF SERVICE: 2006
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Intraware, Inc.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; Chief Executive
Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries (October 2000 to October
2006); President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to
September 2006); Executive Vice President, ACS (January 2005 to September 2006);
Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 43
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President and Chief Executive Officer, ACS; Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-378-9878.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup U.S. Inflation-Linked Securities Index,
25% Citigroup Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (U.S. Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TIPS (TREASURY INFLATION PROTECTED SECURITIES) INDEX
measures the performance of coupon-bearing fixed-income securities that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

(continued)

------

Additional Information

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------

Notes

------

Notes

------

Notes

------

[inside back cover blank]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2007 American Century Proprietary Holdings, Inc. All rights reserved.

0702
SH-ANN-52866

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.'s
     Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Jeanne D. Wohlers and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2005:  $18,110
         FY 2006:  $18,845

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $3,003
         FY 2006:  $3,003

         These services included review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
         Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)     The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

         FY 2005:  $103,003
         FY 2006:  $256,583

(h)      The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios,
         Inc.'s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

         /s/ William M. Lyons
By:      ----------------------------------------
         Name:  William M. Lyons
         Title: President

Date:    February 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      ----------------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    February 16, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    February 16, 2007